Share-based compensation - SOP 2021 Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | $	$ 5.3	$ 8.2	$ 34.5
SOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option | shares	1
American Depositary Shares per ordinary share	0.5
Options waiting period	4 years
Number of trading days	30 days
Options exercise period	2 years
Option forfeiture period	6 months
Number of ordinary shares per ADS | shares	2
Total share-based payment expense recognized | $	$ 0.0	$ 4.2	$ 0.7